SCHEDULE OF REDEEMABLE CONVERTIBLE PREFERRED STOCK WARRANT LIABILITY ACTIVITY (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Class of Stock [Line Items]
Fair value of warrants at issuance	$ (100)	$ (408)	$ (111)	$ (1,504)
Series C Warrant [Member]
Class of Stock [Line Items]
Balance Beginning			$ 163	$ 5,113	$ 5,113
Fair value of warrants at issuance						2,053
Change in fair value					(4,950)	3,060
Balance Ending					$ 163	$ 5,113